Business combinations	3 Months Ended
Mar. 31, 2023
Business combinations [Abstract]
Business combinations
Note 5. – Business combinations

For the three-month period ended March 31, 2023

On March 1, 2023, the Company completed the process of transitioning the O&M services for the assets in Spain where Abengoa was still the supplier to an Atlantica’ subsidiary. This acquisition has been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations. The O&M services are included within Renewable energy sector and the EMEA geography.

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the three-month period ended March 31, 2023
Property, plant and equipment under IAS 16	55
Intangible assets under IAS 38	4,871
Other current and non-current liabilities	(3,000)
Total net assets acquired at fair value	1,926
Asset acquisition – purchase price	(1,926)
Net result of business combinations	-

The purchase price equals the fair value of the net assets acquired.

The allocation of the purchase price is provisional as of March 31, 2023 and amounts indicated above may be adjusted during the measurement period to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized as of March 31, 2023. The measurement period will not exceed one year from the acquisition date.

The amount of revenue contributed by the acquisitions during the three-month period ended March 31, 2023 to the Consolidated Condensed Interim Financial Statements of the Company is nil, and the amount of profit after tax is $0.7 million. Had the acquisitions been consolidated from January 1, 2023, the consolidated statement of comprehensive income would not have included additional revenue and profit after tax of $2.0 million.

For the year ended December 31, 2022

On January 17, 2022, the Company closed the acquisition of Chile TL4, a 63-mile transmission line and 2 substations in Chile for a total equity investment of $38.4 million. Atlantica has control over Chile TL4 under IFRS 10, Consolidated Financial Statements. The acquisition of Chile TL4 had been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations. Chile TL4 is included within the Transmission Lines sector and the South America geography.

On April 4, 2022, the Company closed the acquisition of Italy PV 4, a 3.6 MW solar portfolio in Italy for a total equity investment of $3.7 million. Atlantica has control over Italy PV 4 under IFRS 10, Consolidated Financial Statements. The acquisition of Italy PV 4 had been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations. Italy PV4 is included within the Renewable energy sector and the EMEA geography.

On September 2, 2022 the Company closed the acquisition of Chile PV 3, a 73 MW solar PV plant through its renewable energy platform in Chile for a total equity investment of $7.7 million. Atlantica has control over Chile PV 3 under IFRS 10, Consolidated Financial Statements. The acquisition of Chile PV 3 had been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations, showing 65% of non-controlling interests. Chile PV 3 is included within the Renewable energy sector and the South America geography.

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in aggregate on the basis that they are individually not significant in the following table:

Business combinations for the year ended December 31, 2022
Property, plant and equipment under IAS 16	55,135
Rights of use under IFRS 16 (lessee) or intangible assets under IAS 38	26,794
Cash and cash equivalents	1,057
Other current assets	8,283
Non-current Project debt	(1,301)
Current Project debt	(148)
Other current and non-current liabilities	(25,853)
Non-controlling interests	(14,300)
Total net assets acquired at fair value	49,667
Asset acquisition – purchase price	(49,667)
Net result of business combinations	-

The purchase price equaled the fair value of the net assets acquired.
The amount of revenue contributed by the acquisitions performed during 2022 to the Consolidated Financial Statements of the Company for the year 2022 was $6.2 million, and the amount of profit after tax was $1.7 million. Had the acquisitions been consolidated from January 1, 2022, the consolidated statement of comprehensive income would have included additional revenue of $4.8 million and additional profit after tax of $1.7 million.

In January 2023, the provisional period for the purchase price allocation of Chile TL4 closed and did not result in significant adjustments to the initial amounts recognized.